As filed with the Securities and Exchange Commission on July 23, 1998

                                            1933 Act Registration No. 33-61834
                                            1940 Act Registration No. 811-7690



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 9                     X


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 9                             X


                          IAI INVESTMENT FUNDS II, INC.
               (Exact Name of Registrant as Specified in Charter)


                       3700 First Bank Place, P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)


Christopher J. Smith                       Copy to:
3700 First Bank Place                      Michael J. Radmer, Esq.
P.O. Box 357                               Dorsey & Whitney LLP
Minneapolis, Minnesota  55440              220 South Sixth Street
(Name and Address of Agent for Service)    Minneapolis, Minnesota  55402



    It is proposed that this filing will become effective  (check
     appropriate   box)

      _____     immediately upon filing pursuant to paragraph (b)

      __X__     on August 1, 1998 pursuant to paragraph (b)

      _____     60 days after filing pursuant to paragraph (a)(1)
      _____     on (date) pursuant to paragraph (a)(1)
      _____     75 days after filing pursuant to paragraph (a)(2)
      _____     on (date) pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:

      _____     this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          IAI INVESTMENT FUNDS II, INC.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

Item Number       Caption                                            Prospectus Caption
-----------       -------                                            ------------------

        1         Cover Page....................................     Cover Page of Prospectus

        2         Synopsis......................................     Fund Expense Information

        3         Condensed Financial Information...............     Financial Highlights; Investment Performance

        4         General Description of Registrant ............     Investment Objectives and Policies;
                                                                     Description of Common Stock; Additional
                                                                     Information

        5         Management of the Fund........................     Fund Expense Information; Management;
                                                                     Additional Information; Custodian, Transfer
                                                                     Agent and Dividend Disbursing Agent

        5A        Management's Discussion of Fund Performance        Information is Contained in the Annual Report

        6         Capital Stock and Other Securities............     Dividends, Distributions and Tax Status;
                                                                     Description of Common Stock; Additional
                                                                     Information

        7         Purchase of Securities Being Offered..........     Computation of Net Asset Value and Pricing;
                                                                     Purchase of Shares; Automatic Investment
                                                                     Plan; Exchange Privilege; Automatic Exchange
                                                                     Plan; Retirement Plans; Authorized Telephone
                                                                     Trading

        8         Redemption or Repurchase......................     Systematic Cash Withdrawal Plan; Redemption
                                                                     of Shares; Authorized Telephone Trading

        9         Pending Legal Proceedings.....................     Not Applicable




Item Number       Caption                                            Statement of Additional Information Caption
-----------       -------                                            -------------------------------------------

        10        Cover Page....................................     Cover Page of Statement of Additional
                                                                     Information

        11        Table of Contents.............................     Table of Contents

        12        General Information and History...............     Management

        13        Investment Objectives and Policies............     Investment Objective and Policies; Investment
                                                                     Restrictions

        14        Management of the Fund........................     Management

        15        Control Persons and Principal
                    Holders of Securities.......................     Management; Capital Stock

        16        Investment Advisory and Other Services........     Management; Prior Agreements; Counsel and
                                                                     Auditors; Custodian, Transfer Agent and
                                                                     Dividend Disbursing Agent

        17        Brokerage Allocation..........................     Portfolio Transactions and Allocation of
                                                                     Brokerage

        18        Capital Stock and Other Securities............     Capital Stock

        19        Purchase, Redemption and Pricing                   Purchases and Redemptions In Kind;
                  of Securities Being Offered...................     Net Asset Value and Public Offering Price

        20        Tax Status....................................     Tax Status

        21        Underwriters..................................     Prior Agreements

        22        Calculation of Performance Data...............     Investment Performance

        23        Financial Statements..........................     Financial Statements

                         Prospectus Dated August 1, 1998


                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                 IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                                IAI REGIONAL FUND
                                 IAI VALUE FUND


                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                            Telephone 1-612-376-2700
                                 1-800-945-3863


IAI Capital Appreciation Fund ("Capital Appreciation Fund"), IAI Emerging Growth Fund ("Emerging Growth Fund"), and IAI Midcap Growth Fund ("Midcap Growth Fund") are separate portfolios of IAI Investment Funds VI, Inc. IAI Growth Fund ("Growth Fund") is a separate portfolio of IAI Investment Funds II, Inc. IAI Regional Fund ("Regional Fund") is a separate portfolio of IAI Investment Funds IV, Inc. IAI Growth and Income Fund ("Growth and Income Fund") is a separate portfolio of IAI Investment Funds VII, Inc., and IAI Value Fund ("Value Fund") is a separate portfolio of IAI Investment Funds VIII, Inc. Each of these companies is an open-end diversified management investment company authorized to issue its share of common stock in more than one series. Investment Advisers, Inc. ("IAI") serves as each Fund's investment adviser and manager.

Capital Appreciation Fund's investment objective is long-term capital appreciation. Capital Appreciation Fund pursues its investment objective by investing primarily in equity securities of U.S. companies that have above-average prospects for growth.

Emerging Growth Fund pursues its objective of long-term capital appreciation by investing primarily in equity securities of small- and medium-sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above-average capital growth.

Growth Fund's investment objective is long-term capital appreciation. Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above-average rate.

Growth and Income Fund's primary investment objective is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities.

Midcap Growth Fund's investment objective is long-term capital appreciation. Midcap Growth Fund pursues its investment objective by investing primarily in equity securities of medium-sized U.S. companies that have above-average prospects for growth.

Regional Fund pursues its objective of capital appreciation by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

Value Fund pursues its investment objective of long-term capital appreciation primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth.

This Prospectus sets forth concisely the information which a prospective investor should know about each Fund before investing and it should be retained for future reference. A "Statement of Additional Information" dated August 1, 1998, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Funds at the address or telephone number shown on the inside back cover of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

FUND EXPENSE INFORMATION.............................................................................4
FUND DIRECTORS.......................................................................................4
FINANCIAL HIGHLIGHTS.................................................................................5
INVESTMENT OBJECTIVES AND POLICIES...................................................................12
         CAPITAL APPRECIATION FUND...................................................................12
         EMERGING GROWTH FUND........................................................................12
         GROWTH FUND.................................................................................13
         GROWTH AND INCOME FUND......................................................................14
         MIDCAP GROWTH FUND..........................................................................14
         REGIONAL FUND...............................................................................15
         VALUE FUND..................................................................................15
PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES............................................17
FUND RISK FACTORS....................................................................................19
MANAGEMENT...........................................................................................21
INVESTMENT PERFORMANCE...............................................................................23
COMPUTATION OF NET ASSET VALUE AND PRICING...........................................................24
PURCHASE OF SHARES...................................................................................24
RETIREMENT PLANS.....................................................................................25
AUTOMATIC INVESTMENT PLAN............................................................................26
REDEMPTION OF SHARES.................................................................................26
EXCHANGE PRIVILEGE...................................................................................27
AUTOMATIC EXCHANGE PLAN..............................................................................28
AUTHORIZED TELEPHONE TRADING.........................................................................28
SYSTEMATIC CASH WITHDRAWAL PLAN......................................................................28
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS..............................................................29
DESCRIPTION OF COMMON STOCK..........................................................................30
COUNSEL AND AUDITORS.................................................................................30
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..............................................30
ADDITIONAL INFORMATION...............................................................................30

                            FUND EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                            IAI            IAI
                                          Capital       Emerging     IAI          IAI           IAI          IAI       IAI
                                        Appreciation     Growth     Growth      Growth and     Midcap      Regional    Value
                                            Fund          Fund       Fund      Income Fund   Growth Fund     Fund      Fund
----------------------------------------------------------------------------------------- -------------- ----------- --------
Sales Load Imposed on Purchases             None          None       None         None          None         None      None
Sales Load Imposed on
  Reinvested Dividends                      None          None       None         None          None         None      None
Redemption Fees*                            None          None       None         None          None         None      None
Exchange Fees                               None          None       None         None          None         None      None
--------------------------------------
*  Each Fund charges a $10.00 fee for the payment of redemption proceeds by wire.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average daily net assets)
----------------------------------------------------------------------------------------------------------------------------------
                                            IAI            IAI
                                          Capital       Emerging      IAI           IAI          IAI           IAI        IAI
                                        Appreciation     Growth      Growth      Growth and     Midcap       Regional    Value
                                            Fund          Fund        Fund       Income Fund  Growth Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------------

Management Fee                             1.40%          1.24%       1.25%        1.25%        1.25%          1.22%     1.25%
Interest Expense                           0.03%          0.01%       0.00%        0.02%        0.01%          0.00%      0.03%
Rule 12b-1 Fee                             None           None        None         None         None           None      None
Other Expenses                             None           None        None         None         None           None      None
                                           ---            ---         ---          ---           ---           ---       ---
Total Fund Operating Expenses              1.43%          1.25%       1.25%        1.27%        1.26%          1.22%     1.28%

---------------------------------------------------------------------------------------------------------------------------------

EXAMPLE:

Based upon the levels of Total Fund Operating Expenses listed above, you would pay the following expenses on a $1,000 investment, assuming a five percent annual return and redemption at the end of each period:


                                                      1 Year   3 Years  5 Years 10 Years
                                                      ------   ------   ------- --------

         IAI Capital Appreciation Fund                $ 15      $ 45     $ 78    $ 171
         IAI Emerging Growth Fund                     $ 13      $ 40     $ 69    $ 151
         IAI Growth Fund                              $ 13      $ 40     $ 69    $ 151
         IAI Growth and Income Fund                   $ 13      $ 40     $ 70    $ 153
         IAI Midcap Growth Fund                       $ 13      $ 40     $ 69    $ 152
         IAI Regional Fund                            $ 12      $ 39     $ 67    $ 148
         IAI Value Fund                               $ 13      $ 41     $ 70    $ 155



The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


Further information concerning fees paid by each Fund is set forth in the section "Management" and in the Statement of Additional Information.

                                 FUND DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                              FINANCIAL HIGHLIGHTS

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Funds' Annual Reports. The Financial Highlights section of each Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Reports may be obtained by shareholders on request from the Funds at no charge.

CAPITAL APPRECIATION FUND



                                                             Years ended March 31,                Period from
                                                         -------------------------------      February 1, 1996(1)
                                                              1998            1997             to March 31, 1996
-------------------------------------------------------- -------------------------------    -------------------------
NET ASSET VALUE
  Beginning of period                                         $13.49         $11.24                  $10.00
                                                         ------------------------------     ------------------------


OPERATIONS
  Net investment income (loss)                                 (0.16)         (0.09)                   --
  Net realized and unrealized gains                             6.77           2.79                    1.24
                                                         -------------------------------    ------------------------
Total from operations                                           6.61           2.70                    1.24
                                                         -------------------------------    ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains                                           (2.14)         (0.41)                    --
  Tax return of capital                                          ---          (0.04)                    --
                                                         -------------------------------    ------------------------

Total distributions                                            (2.14)         (0.45)                    --
                                                         -------------------------------    -------------------------

Net asset value
  End of period                                              $17.96          $13.49                   $11.24
                                                         ==============================      =========================

Total investment return*                                      52.46%          23.68%                   12.40%

Net assets at end of period (000's omitted)                  $65,955         $44,230                   $9,411

RATIOS
  Expenses to average daily net assets
    (including interest expense)**                             1.43%           1.26%                    1.25%***
  Expenses to average net assets
    (excluding interest expense)**                             1.40%           1.25%                    1.25%***
  Net investment income (loss) to average net assets**        (0.95%)         (0.80%)                   0.23%***
  Average brokerage commission rate ****                      $0.0595         $0.0576                    N/A
  Portfolio turnover rate                                     75.6%          132.5%                     1.2%
     (excluding short-term securities)
--------------------------------------------------------------------------------------------------------------------

*       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all
         distributions at net asset value.
**      The Fund's  adviser  voluntarily  waived $54,841 and $827 in expenses for the  year-ended  March 31,  1997 and the  period  ended  March 31,  1996, respectively.  If the Fund had been charged these expenses,  the ratio of expenses  to average  daily net  assets  would have been 1.40% and 1.40%, respectively, and the ratio of net investment income to average daily net assets would have been (0.95%) and 0.08%, respectively.
***     Annualized.
****    Beginning  in fiscal  1997,  the Fund is  required  to disclose an average brokerage commission rate.
(1)     Commencement of operations

                                       5

EMERGING GROWTH FUND

                                                                                                                   Period from
                                                              Years ended March 31,                            August 5, 1991 (1)
                                      ------------------------------------------------------------------------   to March 31,
                                        1998       1997        1996        1995        1994        1993              1992
                                        ----       ----        ----        ----        ----        -----             ----
NET ASSET VALUE
   Beginning of period                  $15.85    $24.08      $15.83      $15.20      $13.47      $11.91            $10.00
                                       ------------------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)         (0.18)+    (0.20)      (0.09)      (0.07)      (0.10)      (0.05)             0.01
   Net realized and unrealized
    gains (loss)                         5.07      (4.52)       8.77        1.42        2.18        2.37              1.91
                                       ------------------------------------------------------------------------------------
Total from operations                    4.89      (4.72)       8.68        1.35        2.08        2.32              1.92
                                      -------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                 ---       ---           ---         ---         ---        ---              (0.01)
   Net realized gains                   (2.63)     (3.51)      (0.43)      (0.72)      (0.35)      (0.76)             ---
                                      -------------------------------------------------------------------------------------
 Total distributions                    (2.63)     (3.51)      (0.43)      (0.72)      (0.35)      (0.76)            (0.01)
                                      ======================================================================================
Net asset value
   End of period                       $18.11     $15.85      $24.08      $15.83      $15.20      $13.47            $11.91
                                      =======================================================================================

Total investment return*                33.37%   (22.97%)      55.20%      10.23%      15.43%      21.90%            19.23%

Net assets at end of period           $161,912  $387,105     $653,888    $342,874    $225,510    $131,514           $38,110
   (000's omitted)

RATIOS
    Expenses to average net assets
     (including interest expense)       1.25%      1.20%       1.24%        1.25%       1.25%       1.25%            1.25%**
    Expenses to average net assets
     (excluding interest expense)       1.24%      1.19%       1.24%        1.25%       1.25%       1.25%            1.25%**
    Net investment income (loss)
      to average net assets            (0.98%)    (0.75%)     (0.52%)      (0.54%)     (0.77%)     (0.72%)           0.14%**
   Average brokerage
      commission rate***               $0.0554    $0.0571       N/A          N/A          N/A        N/A             N/A
   Portfolio turnover rate
      (excluding short-term            41.0%      49.5%       62.8%         58.1%        76.3%      96.1%          126.6%
      securities)
---------------------------------------------------------------------------------------------------------------------------
*       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**     Annualized
***    Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)    Commencement of operations
+       Calculated using average shares outstanding during the year.


GROWTH FUND



                                                                                            Period from       Period from
                                                                                           August 1, 1994    August 6, 1993(2)
                                            ------------------------------------------     to March 31,       to July 31,
                                                   1998           1997          1996           1995(1)          1994
                                             ----------------------------------------    -------------     -----------
NET ASSET VALUE
  Beginning of period                              $9.92         $11.89         $10.95         $9.87           $10.00
                                             --------------------------------------------------------------------------

OPERATIONS
  Net investment income (loss)                      ---           (0.03)         ---            0.04             0.01
  Net realized and unrealized gains (losses)        3.59           1.02          1.93           1.07            (0.13)
                                             ---------------------------------------------------------------------------
Total from operations                               3.59           0.99          1.93           1.11            (0.12)
                                             ---------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              ---            ---         (0.03)          (0.03)          (0.01)
  Net realized gains                               (1.34)         (2.96)        (0.96)           ---              ---
                                             ----------------------------------------------------------------------------
Total distributions                                (1.34)         (2.96)        (0.99)          (0.03)          (0.01)
                                             ----------------------------------------------------------------------------
NET ASSET VALUE
  End of period                                   $12.17          $9.92        $11.89          $10.95           $9.87
                                             ============================================================================

Total investment return*                          38.96%          8.42%         18.01%          11.24%          (1.21%)

Net assets at end of period (000's omitted)     $14,775         $11,747        $17,079         $26,794         $14,408

RATIOS
  Expenses to average net assets
   (including interest expense)                   1.25%           1.27%          1.25%          1.25%**         1.25%**
  Expenses to average net assets
   (excluding interest expense)                   1.25%           1.25%          1.25%          1.25%**         1.25%**
  Net investment income (loss)
    to average net assets                        (0.02%)         (0.25%)        (0.04%)         0.61%**         0.16%**
  Average brokerage commission rate***           $0.0593         $0.0588          N/A            N/A              N/A
  Portfolio turnover rate
    (excluding short-term securities)             87.3%         134.2%          92.8%          68.7%           105.4%
-------------------------------------------------------------------------------------------------------------------------
*       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**      Annualized
***     Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)     Reflects fiscal year end change from July 31 to March 31.
(2)     Commencement of operations


GROWTH AND INCOME FUND
                                                           Years ended March 31,
                          --------------------------------------------------------------------------------------------

                          1998       1997       1996      1995     1994    1993     1992      1991      1990     1989
                          ----       ----       ----      ----     ----    ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period   $14.83     $15.30     $14.32    $13.91    $15.19   $14.73   $14.48  $15.47    $16.01    $14.80
                        -----------------------------------------------------------------------------------------------

OPERATIONS
  Net investment income
   (loss)                 0.04+      0.10       0.10      0.12      0.09     0.07     0.13    0.29      0.39      0.31
  Net realized and
   unrealized gains       5.75       1.88       2.86      1.04      0.38     1.17     1.20    0.72      2.26      2.23
                        ------------------------------------------------------------------------------------------------
Total from operations     5.79       1.98       2.96      1.16      0.47     1.24     1.33    1.01      2.65      2.54
                        -------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
 Net investment income      --      (0.10)     (0.13)     (0.10)   (0.06)   (0.07)   (0.14)  (0.30)    (0.43)    (0.23)
  Excess distribution
  from net investment
  income                 (0.07)     (0.10)      ----       ----     ----     ----      ----    ----     ----
 Net realized gains      (0.83)     (2.25)     (1.85)     (0.65)   (1.69)   (0.71)   (0.94)  (1.70)    (2.76)    (1.10)
                         ------------------------------------------------------------------------------------------------
Total distributions      (0.90)     (2.45)     (1.98)     (0.75)   (1.75)   (0.78)   (1.08)  (2.00)    (3.19)    (1.33)
                        -------------------------------------------------------------------------------------------------
NET ASSET VALUE
  End of period         $19.72     $14.83     $15.30     $14.32    $13.91  $15.19   $14.73  $14.48    $15.47    $16.01
                        ==================================================================================================

Total investment
 return*                40.06%      13.34%     21.51%      8.92%     3.07%   9.04%   9.56%    7.42%    16.77%    18.06%

Net assets at end of
  period
  (000's omitted)      $96,754    $90,741    $84,662   $101,256   $119,102  $134,308 $113,324  $90,590 $76,484  $76,901

RATIOS
  Expenses to average
   net assets (including
   interest expense)     1.25%       1.25%      1.25%      1.25%    1.25%   1.25%   1.25%     1.05%    1.00%     0.90%
  Expenses to average
   net assets (excluding
   interest expense)     1.25%       1.25%      1.25%      1.25%    1.25%   1.25%   1.25%     1.05%    1.00%     0.90%
  Net investment income
   to average net        0.21%       0.51%     0.62%       0.80%    0.60%   0.61%   1.03%     2.19%    2.10%     1.80%
   assets

Average brokerage
  commission rate**     $0.0599    $0.0623       N/A       N/A      N/A      N/A      N/A      N/A      N/A      N/A

Portfolio turnover
rate (excluding
short-term securities)  23.2%      51.2%      89.1%     79.1%     205.6%   175.6%   210.1%    68.5%     66.2%   48.3%
----------------------- ---------- ---------- --------- --------- -------- -------- ------- --------- --------- --------
   *   Total investment  return is based on the change in net asset value of a share during the period and assumes  reinvestment of all  distributions at net asset value.
   **  Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
   +   Calculated using average shares outstanding during the year.


MIDCAP GROWTH FUND
                                                                                                  Period from
                                                                                                April 10, 1992(1)
                                                             Years ended March 31,                 to March 31,
                                          ----------------------------------------------------  ----------------
                                             1998       1997      1996      1995      1994          1993
                                             ----       ----      ----      ----      ----          ----

NET ASSET VALUE
   Beginning of period                      $16.68    $17.70     $15.35     $13.67     $11.88      $10.00
                                          ----------------------------------------------------------------------

OPERATIONS
   Net investment income (loss)              (0.10)    (0.08)     (0.05)     (0.04)     (0.04)       0.02
   Net realized and unrealized gains          3.34      0.68       3.50       2.35       1.99        1.89
                                          ---------------------------------------------------------------------
Total from operations                         3.24      0.60       3.45       2.31       1.95        1.91
                                          ---------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                      ---       ---         ---       ---        ---        (0.03)
   Net realized gains                        (4.01)    (1.62)      (1.10)    (0.63)     (0.16)       ---
                                          ---------------------------------------------------------------------
Total distributions                          (4.01)    (1.62)      (1.10)    (0.63)     (0.16)      (0.03)
                                          =====================================================================
NET ASSET VALUE
   End of period                            $15.91    $16.68      $17.70    $15.35     $13.67      $11.88
                                          =====================================================================

Total investment return*                    22.21%     3.12%      23.51%     17.63%     16.40%      19.09%

Net assets at end of period
 (000's omitted)                           $82,605   $128,259    $122,375   $88,075   $56,618     $22,070

RATIOS
  Expenses to average net assets
   (including interest expense)             1.26%      1.25%       1.25%     1.25%       1.25%      1.25%**
  Expenses to average net assets
   (excluding interest expense)             1.25%      1.25%       1.25%     1.25%       1.25%      1.25%**

  Net investment income (loss)
   to average net assets                   (0.48%)    (0.47%)     (0.36%    (0.33%)     (0.45%)     0.24%**
  Average brokerage commission rate***     $0.0595    $0.0593       N/A       N/A          N/A        N/A
  Portfolio turnover rate
   (excluding short-term securities)       106.8%     72.4%        29.8%      51.3%      49.7%       57.6%
---------------------------------------------------------------------------------------------------------------
*    Total investment  return is based on the change in net asset value of a share during the period and assumes  reinvestment of all  distributions at net asset value.
**   Annualized
***  Beginning  in fiscal  1997,  the Fund is  required  to  disclose an average brokerage commission rate.
(1)  Commencement of operations


REGIONAL FUND
                                                           Years ended March 31,
                         ---------------------------------------------------------------------------------------------

                          1998       1997       1996      1995     1994    1993     1992      1991      1990     1989
                          ----       ----       ----      ----     ----    ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period    $22.59     $24.57     $21.56    $20.94   $22.23  $21.29   $21.03    $18.95    $19.38    $17.11
                        -----------------------------------------------------------------------------------------------

OPERATIONS
  Net investment income
   (loss)                (0.02)       0.03       0.14      0.17    0.21     0.21     0.20      0.35      0.46      0.36
  Net realized and
  unrealized gains        6.79        2.08       5.77      1.84    0.51     1.48     2.38      2.88      3.59      2.76
                        ------------------------------------------------------------------------------------------------
Total from operations     6.77        2.11       5.91      2.01    1.72     1.69     2.58      3.23      4.05      3.12
                        ------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income    ---        (0.04)     (0.18)    (0.20)  (0.18)   (0.23)   (0.24)   (0.33)     (0.51)   (0.28)
 Excess distribution
  from net investment
  income                  ---        (0.06)     (0.02)      ---     ---      ---      ---      ---        ---      ---
  Net realized gains    (3.01)       (3.99)     (2.70)    (1.19)  (1.83)   (0.52)   (2.08)  (0.82)      (3.97)   (0.57)
                        ------------------------------------------------------------------------------------------------

Total distributions     (3.01)       (4.09)     (2.90)    (1.39)  (2.01)   (0.75)   (2.32)  (1.15)      (4.48)   (0.85)
                        -------------------------------------------------------------------------------------------------

NET ASSET VALUE
  End of period        $26.35       $22.59     $24.57    $21.56  $20.94   $22.23   $21.29  $21.03      $18.95    $19.38
                        =================================================================================================

Total investment
return*                 31.55%        8.65%     28.62%    10.35%    3.26%   8.31%   12.77%  18.01%      21.66%    18.63%

Net assets at end of
  period (000's       $509,556   $498,178    $575,156   $523,364 $596,572  $659,904 $528,763 $284,054  $138,270   $102,245
  omitted)

RATIOS
  Expenses to average
   net assets (including
   interest expense)     1.22%        1.21%      1.25%      1.23%    1.25%    1.25%  1.25%     1.01%      0.99%    1.00%
  Expenses to average
   net assets (excluding
   interest expense)     1.22%        1.21%      1.25%      1.23%    1.25%    1.25%  1.25%     1.01%      0.99%    1.00%

Net investment income
  to average net       (0.05%)       0.14%      0.58%      0.74%    0.94%    1.09%  1.20%     2.27%      2.31%    2.00%
  assets

Average brokerage
  commission rate**   $0.0590      $0.0581       N/A        N/A       N/A      N/A     N/A      N/A       N/A     N/A

Portfolio turnover
rate (excluding
short-term securities) 46.0%       61.1%        89.7%    150.0%    163.0%   139.7%   140.6%    168.7%    116.2%  93.7%
------------------------------------------------------------------------------------------------------------------------

   * Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
   ** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.


VALUE FUND
                                                         Years ended March 31,
                        -----------------------------------------------------------------------------------------------

                          1998       1997       1996      1995     1994    1993     1992      1991      1990     1989
                          ----       ----       ----      ----     ----    ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period    $11.66    $12.42     $11.17    $11.63    $11.63   $11.06   $10.46  $12.29    $13.14    $10.75
                        ----------------------------------------------------------------------------------------------

OPERATIONS
  Net investment income
   (loss)                (0.03)      0.09       0.08      0.03      0.05     0.11     0.12    0.22      0.19      0.12
  Net realized and
  unrealized gains        3.79       0.68       2.19      0.38     1.45      0.56     1.08    0.36      0.11      2.46
                         ----------------------------------------------------------------------------------------------
Total from operations     3.76       0.77       2.27      0.41     1.50      0.67     1.20    0.58      1.30      2.58
                        -----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income  (0.04)     (0.12)     (0.01)    (0.03)   (0.13)     ---    (0.15)   (0.17)     (0.18)   (0.10)
  Excess distribution
   from net investment
   income                (0.07)       ---        ---      ---       ---      ---      ---      ---        ---      ---
  Net realized gains     (2.60)     (1.41)     (1.01)    (0.84)   (1.37)    (0.10)  (0.45)   (2.24)     (1.97)   (0.09)
                         -----------------------------------------------------------------------------------------------
Total distributions      (2.71)     (1.53)     (1.02)    (0.87)   (1.50)    (0.10)  (0.60)   (2.41)     (2.15)   (0.19)
                        ------------------------------------------------------------------------------------------------

NET ASSET VALUE
  End of period         $12.71     $11.66     $12.42    $11.17    $11.63   $11.63   $11.06  $10.46     $12.29   $13.14
                        ================================================================================================

Total investment         34.21%      5.85%     21.07%     3.88%    12.70%    6.20%   12.21%   6.91%      9.90%   24.18%
return*

Net assets at end of
  period (000's         $26,739    $29,439    $42,009   $40,601   $35,282   $24,643  $32,236  $22,145   $25,913  $27,980
  (omitted)

RATIOS
  Expenses to average
   net assets (including
   interest expense)     1.28%     1.25%      1.25%      1.25%    1.25%    1.25%  1.25%     1.10%     1.00%     1.00%
  Expenses to average
   net assets (excluding
   interest expense)     1.25%     1.25%      1.25%      1.25%    1.25%    1.25%  1.25%     1.10%     1.00%     1.00%

Net investment income
  to average net        (0.24%)     0.61%      0.65%      0.31%    0.35%    0.68%  1.24%     2.00%     1.34%     1.00%
  assets

Average brokerage
  commission rate**     $0.0591    $0.0600      N/A       N/A       N/A      N/A      N/A      N/A       N/A      N/A

Portfolio turnover
rate (excluding
short-term securities)   27.0%     61.3%       73.4%    102.1%    191.9%   118.3%   125.4%    57.0%     70.3%   52.7%
-------------------------------------------------------------------------------------------------------------------------

   * Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
   ** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.


                       INVESTMENT OBJECTIVES AND POLICIES

CAPITAL APPRECIATION FUND

The investment objective of Capital Appreciation Fund is long-term capital appreciation. Capital Appreciation Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Capital Appreciation Fund will pursue its objective by investing primarily in equity securities of U.S.
companies that IAI, believes have above-average prospects for growth. Capital Appreciation Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Capital Appreciation Fund will achieve its investment objective.

In general, Capital Appreciation Fund will concentrate on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Although IAI expects Capital Appreciation Fund will invest primarily in the common stocks of smaller emerging and mid-sized companies, generally companies that have a market capitalization less than $5 billion, it may invest in the securities of companies of any size that offer strong earnings growth potential. In addition to common stocks, Capital Appreciation Fund may also invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

Capital Appreciation Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Capital Appreciation Fund.


EMERGING GROWTH FUND

The  investment   objective  of  Emerging  Growth  Fund  is  long-term   capital
appreciation. Emerging Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Emerging Growth Fund will pursue its objective by investing primarily in equity securities of small- and medium-sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above average capital growth. Emerging Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Emerging Growth Fund will achieve its investment objective.

Emerging Growth Fund's policy is to invest in equity securities, including convertible securities, of companies that IAI, believes are in the early stages of their life cycles and have demonstrated or have the potential to experience rapid growth in earnings and/or revenues ("emerging growth companies"). Under normal market conditions, Emerging Growth Fund will invest at least 65% of the value of its total assets in emerging growth companies that are of small to medium size (revenue of $500 million or less at the time of acquisition). Emerging growth companies are generally expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and have products, management and market opportunities which are usually necessary to become more widely recognized as growth companies. Emerging Growth Fund may also invest in more established companies that may receive greater market recognition or otherwise offer strong capital appreciation potential due to their relative market position, the strength of their balance sheet, changes in management or other similar opportunities.

Although Emerging Growth Fund's portfolio generally consists primarily of common stocks, Emerging Growth Fund may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities.

Emerging Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Emerging Growth Fund.


GROWTH FUND

The investment objective of Growth Fund is long-term capital appreciation. Growth Fund is designed for investors seeking the opportunity for significant long-term growth who can accept above average market risk with little or no current income. Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above average rate. Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Growth Fund will achieve its investment objective.

In general, Growth Fund concentrates on companies that have strong management, leading market positions, strong balance sheets, and a well defined strategy for future growth. In selecting investments for Growth Fund, IAI, utilizes several valuation techniques to determine which stocks offer the best combination of intrinsic value and earnings growth potential. The goal is to have an acceptable balance of risk and reward in the portfolio.

Under normal circumstances, at least 65% of Growth Fund's net assets will be invested in growth-type securities. Growth Fund may also invest in government securities, investment-grade corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. and foreign issuers when IAI perceives an opportunity for capital growth from such securities or so that Growth Fund may receive a return on its idle cash. Growth Fund currently intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government and foreign governments and governmental entities. When IAI invests in such debt securities, investment income will increase and may constitute a large portion of the return on Growth Fund, and Growth Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in equity securities. In addition, Growth Fund may increase its cash position on a temporary basis when IAI is unable to locate investment opportunities with desirable risk/reward characteristics or to meet redemption requests or pay Fund expenses.

In considering whether to purchase securities of foreign issuers, IAI considers the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. If appropriate, IAI may purchase foreign securities through dollar-denominated American Depository Receipts ("ADRs") which are issued by domestic banks and publicly traded in the United States. SFuch investments do not involve the same currency and liquidity risks as securities denominated in foreign currency.

Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth Fund.

GROWTH AND INCOME FUND

The primary investment objective of Growth and Income Fund is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities. Growth and Income Fund's investment objectives are fundamental policies and may not be changed without shareholder approval. There can be no assurance that Growth and Income Fund will achieve its investment objectives.

Growth and Income Fund invests primarily in common stocks and may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities. In selecting investments, Growth and Income Fund considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Dividend income is a consideration secondary to Growth and Income Fund's primary objective of capital appreciation.

Growth and Income Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth and Income Fund.

MIDCAP GROWTH FUND

The investment objective of Midcap Growth Fund is long-term capital appreciation. Midcap Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Midcap Growth Fund will pursue its objective by investing in equity securities of medium-sized U.S. companies that IAI, believes have above-average prospects for growth. Midcap Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Midcap Growth Fund will achieve its investment objective.


Under normal circumstances, Midcap Growth Fund will invest at least 65% of the value of its total assets in medium-sized companies that have a market
capitalization   between  $1  billion  and  $8  billion.   Under  normal  market
conditions, the weighted average capitalization of Midcap Growth Fund's investment portfolio will range from $3 billion to $6 billion. In general, Midcap Growth Fund concentrates on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Investments in such companies are generally considered to be less volatile than less capitalized emerging companies. However, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is a consideration incidental to Midcap Growth Fund's objective of capital appreciation.


Midcap Growth Fund invests primarily in common stocks. However, it may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

Midcap Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Midcap Growth Fund.

REGIONAL FUND

The investment objective of Regional Fund is capital appreciation. Regional Fund does not expect to provide significant current income to investors. Regional Fund pursues its objective by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota (the "Eight State
Region"). Regional Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Regional Fund will achieve its investment objective.

Regional Fund invests primarily in common stocks but may also invest in securities convertible into common stocks, nonconvertible preferred stocks, and nonconvertible debt securities. In selecting investments for Regional Fund, IAI considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Along with investments in nationally recognized companies, Regional Fund invests in companies which are not as well known because they are newer or have a small capitalization, but which offer the potential for capital appreciation. The prices of stocks of such companies are more volatile than prices of stocks of mature companies. All investments are subject to the market risks inherent in any investment in equity securities.

Regional Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Regional Fund.

VALUE FUND


Value Fund generally closed to new investors on May 12, 1998. Shareholders of Value Fund as of such closing date may continue to add to an account through the reinvestment of dividends and cash distributions on any Value Fund shares owned, through an existing systematic purchase or exchange plan, or through an existing retirement plan allocation. No changes in these plans or allocations having the effect of increasing current purchases of Value Fund shares will be permitted while the Fund is closed.

Value Fund invests from time to time directly in privately held, early-stage developing companies. One such company (the "Venture Company") filed a registration statement in May 1998 with the SEC for the purposes of offering its securities for public sale, also known as an initial public offering or "IPO". Using a fair value methodology based on information available at that time to IAI, the Fund's investment adviser and manager, the Fund's Board of Directors approved a substantial increase in the valuation of the Venture Company's securities. This valuation has had several effects, including a substantial increase in the Fund's net asset value. Some of these effects, however, have resulted in increased risks associated with investing in Value Fund. Certain of these risks results from the large percentage of the Value Fund's net assets invested in the Venture Company (approximately 23% as of July 16, 1998).

Subsequent to that initial filing, on July 16, 1998, the Venture Company filed an amended registration statement containing new information about the expected price range at which its securities would be offered for sale at the time of the IPO. Based on this new information, consistent with its fair value pricing methodology, the Fund's Board of Directors approved a decrease in the valuation of the Venture Company's securities. Even with this decrease in valuation, the Fund's investment in the Venture Company continues to present increased risks, as discussed elsewhere.

The Venture Company intends to become a leading provider of high quality, low cost, long haul telecommunications capacity to second and third tier markets throughout the United States primarily by upgrading existing wireless infrastructure to develop a state-of-the-art, digital SONET network. The Venture Company believes there is a substantial market opportunity available to it, and that it will enjoy various competitive advantages.

However, the Value Fund investment in the Venture Company is subject to the significant risks of investing in small and early-stage developing companies described in the sections "Venture Capital" and "Special Risk Factors Associated with Investing in Small Companies". The investment in the Venture Company is also subject to other significant risk factors including: (1) its limited history  of  operations,  operating  losses  and  negative  cash  flow;  (2) its significant capital requirements and uncertainty of obtaining additional financing; (3) its substantial use of leverage, and its ability to service its current and substantial additional indebtedness; (4) its ability to timely and cost-effectively complete its digital network, and sell a substantial amount of its capacity; (5) its ability to maintain and add additional long-term contractual relationships with various entities to enable it to deploy its network; (6) its ability to manage its future anticipated growth; (7) its dependence on key personnel; (8) its ability to successfully compete in the highly competitive telecommunications industry, where price competition has generally been intense and is expected to increase; (9) its substantial reliance on a single supplier of telecommunications equipment; (10) the existence of various technical limitations on its network; (11) the risk of rapid technological changes in the telecommunications industry; (12) the existence of substantial regulation by federal, state and local governmental agencies of its digital network; (13) the possibility that wireless equipment may pose health risks to humans due to radio frequency emissions; (14) the fact that the Venture Company does not expect to pay cash dividends for the foreseeable future; and
(15) the risk that the IPO will not occur.

As of July 16, 1998, approximately 35% of the Value Fund's assets were illiquid. Since market quotations for such securities are not readily available, these securities are valued using a "fair value" methodology. The Venture Company's securities held by the Value Fund will be subject to substantial restrictions on sale even after the Venture Company's IPO, because the underwriters of the Venture Company's IPO have requested, and the Fund has agreed not sell or otherwise transfer the Venture Company's stock during the 180-day period following the effective date of the IPO.


The investment objective of Value Fund is long-term capital appreciation. Value Fund does not expect to provide significant current income to investors. Value Fund pursues its objective primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth. Value Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Value Fund will achieve its investment objective.

The following are typical, but not exclusive, examples of investments that are considered for Value Fund:

1. Equity securities of companies which have been unpopular for some time but where, in the opinion of IAI recent developments suggest the possibility of improved operating results.

2. Equity securities of companies which IAI believes have temporarily fallen out of favor for non-recurring or short-term reasons.

3. Equity securities of companies which appear undervalued in relation to securities of other companies in the same industry.

In selecting these securities, Value Fund focuses on companies with strong competitive positions, high levels of discretionary cash flow, solid financial characteristics and market capitalizations of typically less than $1 billion (also known as "small cap" stocks).

Although there is no formula as to the percentage of assets that may be invested in any one type of security, Value Fund generally is primarily invested in common stocks. Value Fund may also acquire preferred stocks, fixed income securities, and securities convertible into or which carry warrants to purchase common stocks, or other equity interests.

IAI makes portfolio decisions based on its own research analysis supplemented by research information provided by other sources. The basic orientation of Value Fund's investment policies is such that many of the portfolio securities may not be recommended by most research analysts.

Value Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Value Fund.

            PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS


Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date. A repurchase agreement may be construed as a loan under relevant law. The Funds may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of IAI, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for their interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral.


BORROWING

Each Fund may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Funds currently have a line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. Each Fund does not intend its borrowings to exceed 5% of its net assets.


ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. The institutional trading market is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

FOREIGN SECURITIES

Each Fund may invest in securities of foreign issuers in accordance with its investment objective and policies. In considering whether to purchase securities of foreign issuers, IAI will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. Each of Growth and Income, Emerging Growth, Midcap Growth, Regional and Value Funds currently intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 10% of the value of its total assets. Each of Capital Appreciation Fund and Growth Fund intends to limit its investment in such securities to no more than 15% of the value of its total assets.

VENTURE CAPITAL

Each Fund may invest in venture capital limited partnerships and venture capital funds which, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies which may lack depth of management and sufficient resources, which may be marketing a new product for which there is no established market, and which may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and a Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

In addition to investing in venture capital limited partnerships and venture capital funds, a Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. A Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, a Fund may purchase non-investment grade debt securities in the form of convertible notes. Capital Appreciation Fund currently intends to limit its investments in securities described in this section to no more than 5% of its net assets.

LEVERAGED BUYOUTS

Each Fund may invest in leveraged buyout limited partnerships and funds which, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

ADJUSTING INVESTMENT EXPOSURE

Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as currency exchange rates and broad or specific market movements), or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

There is no limit on the amount on Fund assets that can be used for hedging purposes, i.e., to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain although no more than 5% of a Fund's net assets will be committed to techniques and instruments entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of a Fund to utilize these techniques and instruments successfully will depend on IAI's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

TEMPORARY DEFENSIVE POSITION

In unusual market conditions, when IAI believes a temporary defensive position is warranted, each Fund may invest without limitation in investment-grade fixed income securities, that is, securities rated within the four highest grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or money market securities (including repurchase agreements). Money market securities will only be purchased if they have been given one of the two top ratings by a major ratings service or, if unrated, are of comparable quality as determined by IAI. Midcap Growth and Emerging Growth Funds, for temporary defensive purposes, may also invest without limitation in common stocks of larger, more established companies. If a Fund maintains a temporary defensive position, investment income may increase and may constitute a large portion of a Fund's return.

PORTFOLIO TURNOVER

The Funds will dispose of securities without regard to the time they have been held when such action appears advisable to management either as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. Accordingly, a Fund's annual portfolio turnover rate cannot be anticipated and may be relatively high. High turnover rates (100% or more), such as Midcap Growth Fund, experienced in its most recent fiscal year, increase transaction costs and may increase taxable capital gains. The Funds' historical portfolio turnover rates are set forth in the section "Financial Highlights."


Further information regarding these and other securities and techniques is contained in the Statement of Additional Information.

                                FUND RISK FACTORS

FOREIGN INVESTMENT RISK FACTORS

Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Because a Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by a Fund. Delays may be encountered in settling securities transactions in certain foreign markets, and a Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.

RISKS ASSOCIATED WITH ADJUSTING INVESTMENT EXPOSURE

The techniques and instruments described in the section "Adjusting Investment Exposure", including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent IAI's view as to certain market movements is incorrect, the risk that the use of such techniques and instruments could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options), current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may not have markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of these techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques and instruments had not been utilized.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN SMALL COMPANIES

Investing in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Therefore, shares of Capital Appreciation, Emerging Growth, and Value Funds are subject to greater fluctuation in value than shares of a conservative equity fund or of a fund which invests entirely in more established stocks. Capital Appreciation Fund, Emerging Growth Fund, and Value Fund will each attempt to reduce the volatility of its share price by diversifying its investments among many companies and different industries.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN REGIONAL FUND

The objective of capital appreciation along with the policy of concentrating equity investments in the Eight State Region means that the assets of Regional Fund will generally be subject to greater risk than may be involved in investing in securities which do not have appreciation potential or which have more geographic diversity. For example, Regional Fund's net asset value could be adversely affected by economic, political, or other developments having an unfavorable impact upon the Eight State Region; moreover, because of geographic limitation, Regional Fund may be less diversified by industry and company than other funds with a similar investment objective and no such geographic limitation.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN VALUE FUND

In selecting securities judged to be undervalued, IAI will be exercising opinions and judgments which may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risks of either:

(a) a correct judgment by the majority, in which case losses may be incurred or profits may be limited; or

(b) a long delay before majority recognition of the accuracy of IAI's judgment, in which case capital invested by Value Fund in an individual security or group of securities may be nonproductive for an extended period. Generally, it is expected that if a Value Fund investment is "nonproductive" for more than two to three years, it will be sold.

In many instances, the selection of undervalued securities for purchase by Value Fund may involve limited risk of capital loss because such lack of investor recognition is already reflected in the price of the securities at the time of purchase.

It is anticipated that some of the portfolio securities of Value Fund may not be widely traded, and that Value Fund's position in such securities may be substantial in relation to the market for the securities. Accordingly, it would under certain circumstances be difficult for Value Fund to dispose of such portfolio securities at prevailing market prices in order to meet redemptions. Value Fund may, when management deems it appropriate, maintain a reserve in liquid assets which it considers adequate to meet anticipated redemptions.

MANAGER RISK

IAI manages each Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute a Fund's investment strategy effectively. As a result, a Fund may fail to achieve its stated objective.

INVESTMENT RESTRICTIONS

Each Fund is subject to certain other investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without the approval of the shareholders of the Fund. Each Fund is a diversified investment company and has a fundamental policy that, with respect to 75% of its total assets, it may not invest more than 5% of its total assets in any one issuer. Each Fund, also as fundamental policies, may not invest 25% or more of its assets in any one industry and may borrow only for temporary or emergency purposes in an amount not exceeding one-third of its total assets. Please refer to the Statement of Additional Information for a further discussion of each Fund's investment restrictions.

                                   MANAGEMENT

Capital Appreciation Fund (created November 8, 1995), Emerging Growth Fund (created April 30, 1991) and Midcap Growth Fund (created February 7, 1992) are separate portfolios represented by separate classes of common stock of IAI Investment Funds VI, Inc. Growth Fund (created February 10, 1993) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds II, Inc. Growth and Income Fund (created December 2, 1970) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VII, Inc. Regional Fund (created February 1, 1980) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds IV, Inc. Value Fund (created August 7, 1987) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VIII, Inc. Each of these companies is a Minnesota corporation authorized to issue its shares of common stock in more than one series. Under Minnesota law, each Fund's Board of Directors is generally responsible for the overall operation and management of such Fund. IAI serves as the investment adviser and manager of the Funds. IAI also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals, having total assets in excess of $11 billion. IAI's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization headquartered in London, England. Lloyds TSB Group plc is one of the largest personal and corporate financial services groups in the United Kingdom and is engaged in a wide range of activities including commercial and retail banking. The address of IAI is that of the Funds.



Each Fund has entered into a written agreement with IAI (the "Management Agreement"), under which IAI provides each Fund with investment advisory services and is responsible for the overall management of each Fund's business affairs subject to the authority of the Board of Directors. The Management Agreement also provides that, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses, IAI shall pay all of a Fund's operating expenses. The Management Agreement further provides that IAI will either reimburse a Fund for the fees and expenses it pays to directors who are not "interested persons" of a Fund or reduce its fee by the equivalent amount. Because IAI is paying each Fund's operating expenses, these fees represent each Fund's total expenses. With respect to certain of the services for which it is responsible under the Management Agreements, IAI may also pay, directly or indirectly, qualifying broker-dealers, financial institutions and other entities for providing such services to Fund shareholders.



Pursuant to the Management Agreement, each Fund paid the following Management Fee for the fiscal year ended March 31, 1998.

               Capital Appreciation Fund              1.40%
               Emerging Growth Fund                   1.24%
               Growth Fund                            1.25%
               Growth and Income Fund                 1.25%
               Midcap Growth Fund                     1.25%
               Regional Fund                          1.22%
               Value Fund                             1.25%


Each Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for such Fund. The team leads for each Fund are as follows:

Martin Calihan has responsibility for the management of Capital Appreciation Fund. Mr. Calihan is a Vice President and has served as an equity analyst for IAI since 1992. Before joining IAI, Mr. Calihan was an equity analyst with Morgan Stanley and Company from 1991 to 1992, and with State Street Research management from 1990 to 1991. Mr. Calihan has managed Capital Appreciation Fund since its inception.





Curt McLeod has responsibility for the management of IAI Emerging Growth Fund. Mr. McLeod, an IAI Vice President and equity portfolio manager, has been responsible for management of the Fund since March 1998 and has been involved in the management of the Fund since joining IAI in May 1997. Prior to that time, Mr. McLeod had been employed as a portfolio manager by Piper Jaffray, Inc. since 1986.


Mark Hoonsbeen has responsibility for the management of Regional Fund and Midcap Growth Fund. Mr. Hoonsbeen is a Vice President and has managed Regional Fund since he joined IAI in 1994 and Midcap Growth Fund since February 1997. Before joining IAI, Mr. Hoonsbeen served as an equity portfolio manager for the St. Paul Companies Inc. from 1986 to 1994.

Mr. Hoonsbeen and David McDonald have responsibility for the management of Growth Fund. Mr. McDonald has managed Growth Fund since September 1994, when he joined IAI as a Vice President and equity portfolio manager. Before joining IAI, Mr. McDonald was a Managing Director of Wessels Arnold & Henderson from 1989 to 1994 and an Associate Portfolio Manager with IDS Financial Services from 1986 to 1989. Mr. Hoonsbeen has managed Growth Fund since February 1997.

Donald Hoelting has responsibility for the management of Growth and Income Fund and Value Fund. Mr. Hoelting has managed each Fund since August 1996. Mr. Hoelting is a Vice President and has served as an equity portfolio manager of IAI since joining IAI in April 1996. Prior to joining IAI, Mr. Hoelting was Chief Investment Officer and Portfolio Manager for Jefferson National Bank and Trust from 1986 to 1996.

R. David Spreng has been responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships, since 1993. Mr. Spreng is a Senior Vice President and has served IAI in several capacities since 1989.


The Funds and IAI have adopted a Code of Ethics, which restricts personal investing practices by employees of IAI and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profit derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of Fund shareholders come before the interests of the people who manage the Funds.



Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc., IAI may consider sales of shares of a Fund, or any other IAI Mutual Fund, as a factor in the selection of broker-dealers to execute a Fund's securities transactions.



                             INVESTMENT PERFORMANCE

From time to time the Funds may advertise performance data including monthly, quarterly, yearly or cumulative total return and average annual total return figures. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. The investment return on and principal value of an investment in a Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends from ordinary income or capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

For  additional  information  regarding  the  calculation  of such total  return figures, see "Investment Performance" in the Statement of Additional Information. Further information about the performance of each Fund is contained in each Fund's Annual Report to shareholders which may be obtained without charge from each Fund.

Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data on the performance of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Funds. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. A Fund may also note its mention in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indexes, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Investment Performance" in the Statement of Additional Information.

                   COMPUTATION OF NET ASSET VALUE AND PRICING

Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. IAI normally calculates a Fund's net asset value per share ("NAV") as of the close of business of the NYSE, normally 3 p.m. Central time.

A Fund's NAV is the value of a single share. The NAV is computed by adding up the value of a Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

A Fund's investments with remaining maturities of 60 days or less at the initial purchase date may be valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Other portfolio securities and assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The offering price (price to buy one share) and redemption price (price to sell one share) are a Fund's NAV.

                               PURCHASE OF SHARES

Each Fund offers its shares continually to the public at the net asset value of such shares. Shares may be purchased directly from a Fund or through certain security dealers who have responsibility to promptly transmit orders and may charge a processing fee, provided that the Fund whose shares are being purchased is duly registered in the state of the purchaser's residence, if required, and the purchaser otherwise satisfies the Fund's purchase requirements. No sales load or commission is charged in connection with the purchase of Fund shares.

Shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations or, if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer.

The minimum initial investment to establish a retail account with the IAI Mutual Funds is $5,000. Such initial investment may be allocated among a Fund and other IAI Mutual Funds as desired, provided that no less than $1,000 is allocated to any one fund. The minimum initial investment for IRA accounts is $2,000, provided that the minimum amount that may be allocated to one fund is $1,000. Once the account minimum has been met, subsequent purchases can be made in a Fund for $100 or more. Such minimums may be waived for participants in the IAI Investment Club.

Investors may satisfy the minimum investment requirement by participating in the STAR Program. Participation in the STAR Program requires an initial investment of $1,000 per Fund and a commitment to invest an aggregate of $5,000 within 24 months. If a STAR Program participant does not invest an aggregate of $5,000 in the IAI Mutual Funds within 24 months, IAI may, at its option, redeem such shareholder's interest and remit such amount to the shareholders. Investors wishing to participate in the STAR Program should contact the Fund to obtain a STAR Program application.

To purchase shares, forward the completed application and a check payable to "IAI Funds" to a Fund. Third party checks will not be accepted for initial account investments. Upon receipt, your account will be credited with the number of full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by a Fund.

Purchases of shares are subject to acceptance or rejection by a Fund on the same day the purchase order is received and are not binding until so accepted. It is the policy of the Funds and the Underwriter to keep confidential information contained in the application and regarding the account of an investor or potential investor in a Fund.


All correspondence relating to purchase of shares should be directed to the office of the IAI Mutual Funds, P.O. Box 357, Minneapolis, Minnesota 55440, or, if using overnight delivery, to 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402. For assistance in completing the application please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.


BANK WIRE PURCHASES

Shares may be purchased by having your bank wire federal funds (funds of the Federal Reserve System) to Norwest Bank Minnesota.

Wire orders will be accepted only on days your bank, the transfer agent, a Fund and Norwest Bank Minnesota are open for business. The payment must be received by a Fund before the close of business to be credited to your account that day. Otherwise, it will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by such Fund. If the wire order does not contain the information stated below, such Fund may reject it. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of such Fund or the transfer agent.

You must pay any charges assessed by your bank for the wire service. If a wire order is rejected, all money received by the Fund, less any costs incurred by the Fund or the transfer agent in rejecting it, will be returned promptly.

If the wire order is for a new account, you should call IAI Shareholder Services at 1-800-945-3863 to advise them of the investment and to obtain an account number and instructions. The wire should be sent to: Norwest Bank Minnesota, Routing Number 091000019, Minneapolis, Minnesota, Credit to: IAI Mutual Funds Account Number 6355002264. It should state the following:

     "For further credit to personal account # ______ (your account number) for ______________ (your name) and __________________ (Fund name)."

A completed application must be sent to and received by the Fund before the wire is sent.

If the wire order is an addition to an existing account, the wire must include the information required above for the new accounts. As soon as the wire is sent, you should call IAI Shareholder Services, as described above, and advise them of your name, your account number and the name of the bank transmitting the federal funds.

                                RETIREMENT PLANS

Shares of the Funds may be an appropriate investment medium for various retirement plans. Persons desiring information about establishing an Individual Retirement Account (IRA) (for employed persons and their spouses) or other retirement plans should contact IAI Mutual Fund Shareholder Services at 1-800-945-3863. All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, you are urged to consult with an attorney or tax advisor prior to the establishment of such a plan.

                            AUTOMATIC INVESTMENT PLAN

Investors may arrange to make regular investments of $100 or more per Fund on a monthly or twice a month basis, effective as of the 4th and/or the 18th day of each month (or the next business day), through automatic deductions from their checking or savings accounts. Such investors may, of course, terminate their participation in the Automatic Investment Plans at any time upon written notice to a Fund. Any changes or instructions to terminate existing Automatic Investment Plan must be received by the last business day of the preceeding month in which the change or termination is to take place. Investors interested in participating in the Automatic Investment Plan should complete the Automatic Investment Plan portion of their application and return it to the Funds.


                              REDEMPTION OF SHARES

Registered holders of Fund shares may at any time require a Fund to redeem their shares upon their written request. All correspondence relating to the redemption of shares should be directed to the office of IAI Mutual Funds, P.O. Box 357, Minneapolis, Minnesota 55440. Shareholders may redeem shares by phone, subject to a limit of $50,000, provided such shareholders have authorized such Fund to accept telephone instructions. For assistance in redeeming shares by phone, please contact the IAI Mutual Funds Shareholder Services at 1-800-945-3863.

Certificates presented for redemption must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed. If no certificate has been issued, redemption instructions must be signed by the person(s) in whose name the shares are registered. If the redemption proceeds are to be paid or mailed to any person other than the shareholder of record or if redemption proceeds are in excess of $50,000, a Fund will require that the signature on the written instructions be guaranteed by a participant in a signature guarantee program, which may include certain national banks or trust companies or certain member firms of national securities exchanges. (Notarization by a Notary Public is NOT ACCEPTED.) If the shares are held of record in the name of a corporation, partnership, trust or fiduciary, a Fund may require additional evidence of authority prior to accepting a request for redemption.

For shareholders who established receiving proceeds by Federal Funds Wire at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 Minimum) and proceeds will be wired on the next business day to a pre-designated bank account. Wire redemption requests will only be processed on days your bank, the transfer agent, the Portfolios and Norwest Bank Minnesota are open for business.

In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IAI Shareholder Services at the address listed in the section "Additional Information." The letter must be signed by all registered owners, and their signatures must be guaranteed.

Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds Wire.

Neither the transfer agent nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

The redemption proceeds received by the investor are based on the net asset value next determined after redemption instructions in good order are received by a Fund. Since the value of shares redeemed is based upon the value of a Fund investment at the time of redemption, it may be more or less than the price originally paid for the shares.


If redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc. or another financial intermediary, such entity may, at its discretion, charge a fee for that service.

Payment for shares redeemed will ordinarily be made within seven days after a request for redemption has been made. Normally a Fund will mail payment for shares redeemed on the business day following receipt of the redemption request. A Fund will not send redemption proceeds until checks (including certified checks or cashiers checks) received in payment for shares have cleared, which may take up to ten days or more.

Following a redemption or transfer request, if the value of a shareholder's interest in a Fund falls below $500, such Fund reserves the right to redeem such shareholder's entire interest and remit such amount. Such a redemption will only be effected following: (a) a redemption or transfer by a shareholder which causes the value of such shareholder's interest in such Fund to fall below $500;
(b) the mailing by such Fund to such shareholder of a notice of intention to redeem; and (c) the passage of at least six months from the date of such mailing, during which time the investor will have the opportunity to make an additional investment in such Fund to increase the value of such investor's account to at least $500.


Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.


                               EXCHANGE PRIVILEGE

The Exchange Privilege enables shareholders to purchase, in exchange for shares of a Fund, shares of other IAI Mutual Funds. These funds have different investment objectives from the Funds. Shareholders may exchange shares of a Fund for shares of another fund managed by IAI provided that the fund whose shares will be acquired is duly registered in the state of the shareholder's residence and the shareholder otherwise satisfies the fund's purchase requirements. Although the IAI Mutual Funds do not currently charge a fee for use of the Exchange Privilege, they reserve the right to do so in the future.

Because excessive trading can hurt Fund performance and shareholders, there is a limit of four exchanges out of each IAI Mutual Fund per calendar year per account. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit. Each Fund reserves the right to temporarily or permanently terminate the Exchange Privilege of any investor who exceeds this limit. The limit may be modified for certain retirement plan accounts, as required by the applicable plan document and/or relevant Department of Labor regulations, and for Automatic Exchange Plan participants. Each Fund also reserves the right to refuse or limit exchange purchases by any investor if, in IAI's judgment, such Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Fund shareholders wishing to exercise the Exchange Privilege should notify the Fund in writing or, provided such shareholders have authorized a Fund to accept telephone instructions, by telephone. At the time of the exchange, if the net asset value of the shares redeemed in connection with the exchange is greater than the investor's cost, a taxable capital gain will be realized. A capital loss will be realized if at the time of the exchange the net asset value of the shares redeemed in the exchange is less than the investor's cost. Each Fund reserves the right to terminate or modify the Exchange Privilege in the future.

                             AUTOMATIC EXCHANGE PLAN


Investors may arrange to make regular exchanges of $100 or more between any of the IAI Mutual Funds on a monthly basis. Exchanges will take place at the closing price of the fifth day of each month (or the next business day). Shareholders are responsible for making sure sufficient shares exist in the Fund account from which the exchange takes place. If there are not sufficient funds in the Fund account to meet the requested exchange amount, the Automatic Exchange Plan will be suspended. Shareholders may not close Fund accounts through the Automatic Exchange Plan. Investors participating in the Automatic Exchange Plan will receive quarterly confirmations of all transactions and dividends. Investors interested in participating in the Automatic Exchange Plan should complete the Automatic Exchange Plan portion of their application. For assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.



                          AUTHORIZED TELEPHONE TRADING

Investors can transact account exchanges and redemptions via the telephone by completing the Authorized Telephone Trading section of the IAI Mutual Fund application and returning it to a Fund. Investors requesting telephone trading privileges will be provided with a personal identification number ("PIN") that must accompany any instructions by phone. Shares will be redeemed or exchanged at the next determined net asset value. Telephone redemption proceeds are subject to a $50,000 limit and must be made payable to the owner(s) of record and delivered to the address of record.


In order to confirm that telephone instructions for redemptions and exchanges are genuine, the Funds have established reasonable procedures, including the requirement that a personal identification number accompany telephone instructions. If a Fund or the transfer agent fails to follow these procedures, such Fund may be liable for losses due to unauthorized or fraudulent instructions. To the extent these reasonable procedures are followed, none of the Funds, their transfer agent, IAI, or any affiliated broker/dealer will be liable for any loss, injury, damage, or expense for acting upon telephone instructions believed to be genuine, and will otherwise not be responsible for the authenticity of any telephone instructions, and, accordingly, the investor bears the risk of loss resulting from telephone instructions. All telephone redemptions and exchange requests will be tape recorded. Telephone redemptions are not permitted for IRAs. For redemptions from these accounts, please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for instructions.


                         SYSTEMATIC CASH WITHDRAWAL PLAN

Each Fund has available a Systematic Cash Withdrawal Plan for any investor desiring to follow a program of systematically withdrawing a fixed amount of money from an investment in shares of a Fund. Payments under the plan will be monthly or quarterly in amounts of $100 or more. Shares will be sold with the closing price of the 15th of the applicable month (or the next business day). To provide funds for payment, such Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. The holder of a Systematic Cash Withdrawal Plan must have income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value.


Payments under this plan, unless pursuant to a retirement plan, should not be considered income. Withdrawal payments may exceed dividends and distributions and, to this extent, there will be a reduction in the investor's equity. An investor should also understand that this plan cannot insure profit, nor does it protect against any loss in a declining market. Careful consideration should be given to the amount withdrawn each month. Excessive withdrawals could lead to a serious depletion of equity, especially during periods of declining market values. Fund management will be available for consultation in this matter. Investors participating in a Systematic Cash Withdrawal Plan will receive quarterly confirmations of all transactions and dividends.


Plan application forms are available through the Funds. If you would like assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

The policy of the Funds is to pay dividends from net investment income semiannually and to make distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by a Fund. When you open an account, you should specify on your application how you want to receive your distributions. The Funds offer three options: Full Reinvestment--your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund; Capital Gains Reinvestment--your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; and Cash--your income dividends and capital gain distributions will be paid in cash. Distributions taken in cash can be sent via check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network. Unless directed otherwise by the shareholder, each Fund will automatically reinvest all such distributions into full and fractional shares at net asset value.

The Funds' Directed Dividend service allows you to invest your dividends and/or capital gain distributions directly into another IAI Mutual Fund. Contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for details.

Each Fund intends to qualify for tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code during the current taxable year. If so qualified, each Fund will not be subject to federal income tax on income that it distributes to its shareholders.

Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.


For federal income tax purposes, each Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions designated as capital gain dividends are taxed as long-term capital gains regardless of the length of time for which the shares have been held. Long-term capital gains are currently subject to a maximum federal income tax rate of 20%.



Upon redemption of shares of a Fund, the shareholder will generally recognize a capital gain or loss equal to the difference between the amount realized on the redemption and the shareholder's adjusted basis in such shares. Such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts, the gain or loss will be considered long-term (20% gain) if the shareholder has held the sahres for more than 18 months and mid-term (28% gain) if the shareholder has held the shares for more than one year but not more than 18 months. Under the Code, the deductibility of capital losses is subject to certain limitations.


Annually, IAI will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Whenever you sell shares of a Fund, IAI will send you a confirmation statement showing how many shares you sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your account statements; the information they contain will be essential in calculating the amount of your capital gains.

The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of a Fund, see "Tax Status" in the Statement of Additional Information.

                           DESCRIPTION OF COMMON STOCK

All shares of each Fund have equal rights as to redemption, dividends and liquidation, and will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. On some issues, such as the election of directors, all shares of each corporation vote together as one series. On an issue affecting only a particular series, such as voting on the management agreement, only the approval of the series is required to make the agreement effective with respect to such series.

Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of such Fund by written notice of demand given to the chief executive officer or the chief financial officer of such Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of such Fund. An annual meeting will be held on the removal of a director or directors of such Fund if requested in writing by holders of not less than 10% of the outstanding shares of such Fund.

The shares of each Fund are transferable by endorsement of the certificate if held by the shareholder, or if the certificate is held by a Fund, by delivery to such Fund of transfer instructions. Transfer instructions or certificates should be delivered to the office of a Fund. Each Fund is not bound to recognize any transfer until it is recorded on the stock transfer books maintained by such Fund.

                              COUNSEL AND AUDITORS

The firm of Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, provides legal counsel for the Funds. KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as independent auditors for the Funds.

            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Custodian for each Fund is Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479. IAI acts as each Fund's transfer agent, dividend disbursing agent and IRA Custodian, at P.O. Box 357, Minneapolis, Minnesota.


                             ADDITIONAL INFORMATION

Each Fund sends to its shareholders a six-month unaudited and an annual audited financial report, each of which includes a list of investment securities held. You will also receive an account statement quarterly and a consolidated transaction statement and updated prospectus annually. Please read these materials carefully as they will help you understand each Fund and your account. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call IAI Mutual Fund Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this Prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by use of a combined prospectus.


The investment advisory, transfer agency and administrative services provided to the Funds by IAI depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. IAI has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event, although there cannot be assurance of success.


Shareholder inquiries should be directed to a Fund at the telephone number or mailing address listed on the inside back cover of this Prospectus.

                         IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                 IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                                IAI REGIONAL FUND
                                 IAI VALUE FUND

                       Statement of Additional Information
                              dated August 1, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to a Prospectus dated August 1, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund at P.O. Box 357, Minneapolis, Minnesota 55440 (telephone:
1-612-376-2700 or 1-800-945-3863).


                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES...................................................................2
INVESTMENT RESTRICTIONS..............................................................................10
INVESTMENT PERFORMANCE...............................................................................12
MANAGEMENT...........................................................................................14
CUSTODIAL SERVICE....................................................................................21
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...................................................21
CAPITAL STOCK........................................................................................22
NET ASSET VALUE AND PUBLIC OFFERING PRICE............................................................27
PURCHASES AND REDEMPTIONS IN KIND....................................................................28
TAX STATUS...........................................................................................28
LIMITATION OF DIRECTOR LIABILITY.....................................................................29
FINANCIAL STATEMENTS.................................................................................30

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Growth Fund, IAI Growth and Income Fund, IAI
Midcap Growth Fund, IAI Regional Fund and IAI Value Fund (the "Funds"), are summarized on the front page of the Prospectus and in the text of the Prospectus under "Investment Objectives and Policies." Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Fund's investment policies will be successful, or that its investment objective will be attained. Certain of the investment practices of the Funds are further explained below.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement involves the purchase of securities with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. A Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in a Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, a Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, a Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may invest in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Investment Advisers, Inc. ("IAI"), the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage. Presently, the Funds do not intend to invest more than 5% of its net assets in reverse repurchase agreements.

SECURITIES OF FOREIGN ISSUERS

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United
States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of a Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

     The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. The expense ratio of a Fund should not be materially affected by such Fund's investment in such foreign securities.

ILLIQUID SECURITIES

     Each Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

     (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

     (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

     (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

     Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the instrument for purposes of calculating a Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to a Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

     1. the frequency of trades and quotes for the security;

     2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

     3. dealer undertakings to make a market in the security; and

     4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of a Fund's investments could be impaired if trading declines.

LENDING PORTFOLIO SECURITIES

     In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, a Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. Each Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, a Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays a Fund an amount equivalent to any dividends or interest paid on the securities and a Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by a Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Funds do not intend to lend more than 5% of its net assets to broker-dealers, banks, or other financial borrowers of securities.

SWAP AGREEMENTS

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with such Fund's investment objective and policies.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similar creditworthy party.

     Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount such Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of such Fund's accrued obligation under the agreement.

INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively  indexed;  that  is,  their  maturity  value  may  increase  when the specified  currency  value  increases,  resulting  in a security  that  performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments. Presently, the Funds do not intend to invest more than 5% of its net assets in Indexed Securities.

FOREIGN CURRENCY TRANSACTIONS

     Each Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     Such Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

     In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. Each Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged a Fund by selling that currency in exchange for dollars, such Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases a Fund's exposure to a foreign currency, and that currency's value declines, such Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Funds.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Each Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums.

     The above limitation on a Fund's investments in futures contracts and options, and such Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money amount may be excluded in computing such 5 percent.

FUTURES CONTRACTS

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FMC's other customers, potentially resulting in losses to such Fund.

PURCHASING PUT AND CALL OPTIONS

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, such Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund would be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, such Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

     If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

     A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

     Each Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     Each Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

                             INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, each Fund is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of a Fund, or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Fund and may be changed by the Board of Directors without shareholder approval.

     Each Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     For purposes of applying this restriction, a Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

     For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

     For purposes of applying this restriction, a Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short.

     11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     13. Participate on a joint or a joint and several basis in any securities trading account.

     14. Invest more than 15% of its net assets in illiquid investments.

     15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

     Any of a Fund's investment policies set forth under "Investment Objective and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 14, a Fund is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Fund's liquid assets.

PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by a Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. Each Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".

                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for each Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

     Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                          CTR      =            (ERV-P) 100
                                                 -----
                                                    P

         Where:            CTR      =       Cumulative total return;

                           ERV      =       ending redeemable value at the
                                            end of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period; and

                           P        =       initial payment of $1,000


     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                           P(1+T)n   =      ERV

         Where:            P        =       a hypothetical initial payment
                                            of $1,000;

                           T        =       average annual total return;

                           n        =       number of years; and

                           ERV      =       ending redeemable value at the
                                            end of the period of a hypothetical
                                            $1,000 payment made at the beginning
                                            of such period.

     The table below shows the yearly total return for the Funds for the periods indicated:

                                                          Total Return
                --------------- ------------ ----------- ---------------- --------------------- ----------- --------------
                   Capital       Emerging
  Year Ended     Appreciation     Growth       Growth       Growth &             Midcap          Regional         Value
    12/31            Fund*        Fund**      Fund***      Income Fund      Growth Fund****        Fund           Fund
    -----       -    -----        ------      -------      -----------      ---------------        ----           ----

     1986             --            --           --           13.10%               --             24.60%          1.90%
     1987             --            --           --           15.50%               --              5.30%         14.10%
     1988             --            --           --            8.50%               --             18.60%         24.30%
     1989             --            --           --           29.80%               --             31.30%         22.60%
     1990             --            --           --           (6.70%)              --             (0.30%)       (11.50%)
     1991             --          23.60%         --           26.70%               --              35.40%        19.80%
     1992             --          22.40%         --            4.00%            15.00%              3.50%        11.90%
     1993             --          14.76%       0.99%           9.98%            22.85%              8.96%        22.08%
     1994             --           0.19%       0.66%          (4.77%)            5.65%              0.68%        (9.08%)
     1995             --          49.55%      23.17%          27.14%            26.09%             32.64%        24.39%
     1996             --           6.95%      15.35%          20.21%            16.58%             15.72%        21.87%

     1997           17.78%        (2.86%)     19.16%          23.92%             8.85%             18.86%        19.60%
---------------------------------------------------
*        Commenced operations on February 1, 1996
**       Commenced operations on August 5, 1991
***      Commenced operations on August 6, 1993
****     Commenced operations on April 10, 1992



     The average annual total returns of Capital Appreciation Fund for the one year period ended March 31, 1998 and from inception through March 31, 1998 were 52.46% and 41.55%, respectively.

     The average annual total returns of Emerging Growth Fund for the one and five year periods ended March 31, 1998 and from inception through March 31, 1998 were 33.37%, 15.20% and 17.63%, respectively.

     The average annual total returns of Growth Fund for the one year period ended March 31, 1998 and from inception through March 31, 1998 were 38.96% and 15.49%, respectively.

     The average annual total returns of Growth and Income Fund for the one, five and ten year periods ended March 31, 1998 were 40.06%, 66.71% and 14.37%, respectively.

     The average annual total returns of Midcap Growth Fund for the one and five year periods ended March 31, 1998 and from inception through March 31, 1998 were 22.21%, 16.34% and 16.87%, respectively.

     The average annual total returns of Regional Fund for the one, five and ten year periods ended March 31, 1998 were 31.55%, 15.94% and 15.86%, respectively.

     The average annual total returns of Value Fund for the one, five and ten year periods ended March 31, 1998 were 34.21%, 15.03% and 13.27%, respectively.



     In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indices, averages or products differs from that of a Fund. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. Each Fund may also note its mention in newspapers, magazines, or other media from time to time. However, such Fund assumes no responsibility for the accuracy of such data.

     For example, (1) a Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index;
(iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (viii) IAI Regional Index, an unmanaged index of the stocks of the 300 largest companies (by market capitalization) located in the Eight State Region (as defined in the Prospectus). (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic business, investment, or financial environment in which such Fund operates; (4) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

Madeline Betsch                          55     Director             Currently   retired;   until  April  1994,  was
19 South 1st Street                                                  Executive  Vice  President,  Director of Client
Minneapolis, Minnesota 55401                                         Services,  of  CME-KHBB  Advertising  since May
                                                                     1985, and prior thereto was a Vice President
                                                                     with Campbell-Mithun, Inc. (advertising agency)
                                                                     since February 1977.

W. William Hodgson                       73     Director             Currently   retired;   served  as   information
1698 Dodd Road                                                       manager  for the North  Central  Home Office of
Mendota Heights, Minnesota 55118                                     the  Prudential  Insurance  Company  of America
                                                                     from 1961 until 1984.

George R. Long                           68     Director             Chairman   of   Mayfield    Corp.    (financial
29 Las Brisas Way                                                    consultants  and  venture   capitalists)  since
Naples, Florida 33963                                                1973.

                                       14

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

J. Peter Thompson                        67     Director             Grain farmer in  southwestern  Minnesota  since
Route 1                                                              1974.   Prior  to  that,   Mr.   Thompson   was
Mountain Lake, Minnesota 56159                                       employed  by Paine  Webber,  Jackson  & Curtis,
                                                                     Incorporated, (a diversified financial services
                                                                     concern), most recently as Senior Vice President
                                                                     and General Partner.

Charles H. Withers                       71     Director             Currently retired;  was Editor of the Rochester
Rochester Post Bulletin                                              Post-Bulletin,  Rochester,  Minnesota from 1960
P.O. Box 6118                                                        through March 31, 1980.
Rochester, Minnesota 55903

David Koehler                            61     Vice President       Independent training and marketing consultant from
601 Second Avenue South                                              1993 to current.  Prior to that time, Mr. Koehler was
P.O. Box 357                                                         a partner at IAI Venture Capital Group.
Minneapolis, Minnesota 55402

Irving P. "Kip" Knelman                  50     President            Chief Executive Officer and Director of IAI.  Mr.
601 Second Avenue South                                              Knelman has served in various capacitis since joining
P.O. Box 357                                                         the firm in 1975.  Mr. Knelman is also President of the
Minneapolis, Minnesota 55402                                         other IAI Mutual Funds and of LifeUSA Funds, Inc.

William C. Joas                          35     Secretary            Vice  President  of IAI  and has  served  as an
601 Second Avenue South                                              attorney  for IAI since 1990.  Mr. Joas is also
P.O. Box 357                                                         Secretary  of the other IAI Mutual Funds and of
Minneapolis, Minnesota 55440                                         LifeUSA Funds, Inc.

Susan J. Haedt                           36     Treasurer            Vice  President  of IAI  and  Director  of Fund
601 Second Avenue South                                              Operations.  Prior to joining  the IAI in 1992,
P.O. Box 357                                                         Ms.  Haedt  served as a Senior  Manager at KPMG
Minneapolis, Minnesota 55440                                         Peat  Marwick  LLP,  (an   international   tax,
                                                                     accounting and consulting  firm).  Ms. Haedt is
                                                                     also  Treasurer  of the other IAI Mutual  Funds
                                                                     and of LifeUSA Funds, Inc.





     Each Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.


     No compensation is paid by a Fund to any of its officers. As of January 1, 1997, directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Funds for expenses incurred in connection with attending meetings. Effective February 1998, the directors have agreed that the position of Board Chair shall rotate from director to director on a quarterly basis. Set forth below is further information concerning compensation paid to Fund directors.


                                               Director Compensation for the Fiscal Year Ended March 31, 1998

                                     ---------------------------------------------------------------------------------
                                                                             Growth
                                        Capital       Emerging                and       Midcap
                                      Appreciation     Growth      Growth    Income     Growth     Regional     Value
     Name of Person, Position             Fund          Fund        Fund       Fund      Fund        Fund       Fund
     ------------------------             ----          ----        ----       ----      ----        ----       ----

Betsch, Madeline - Director             $ 1,043      $  6,115      $ 312    $ 1,740    $ 1,891     $ 12,276    $ 649

Hodgson, W. William - Director          $ 1,043      $  6,115      $ 312    $ 1,740    $ 1,891     $ 12,276    $ 649

Long, George R. - Director              $ 1,070      $  6,516      $ 308    $ 1,849    $ 2,013     $ 12,211    $ 653

Thompson, J. Peter - Director           $ 1,043      $  6,115      $ 312    $ 1,740    $ 1,891     $ 12,276    $ 649

Withers, Charles W. -Director           $ 1,070      $  6,516      $ 308    $ 1,849    $ 2,013     $ 12,211    $ 653




                                                                   Aggregate Compensation
                                                                          from the
         Name of Person, Position                                      IAI Mutual Funds*
         ------------------------                                   -------------------

         Betsch, Madeline  -  Director                                     $37,200

         Hodgson, W. William  - Director                                   $37,200

         Long, George R.  -  Director                                      $37,200

         Thompson, J. Peter  -  Director                                   $37,200

         Withers, Charles H.  -  Director                                  $37,200

         -------------------------
         * From all  Funds  for the  calendar  year  ended  December  31,  1997;
excludes expenses incurred in connection with attending meetings.


     The Board of Directors for each of the Funds has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Funds' Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.

     IAI's ultimate corporate parent is Lloyds TSB Group plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

HISTORY

     Capital Appreciation Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the corporation's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series G common shares is referred to as "IAI Capital Appreciation Fund."

     Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc. be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Emerging Growth Fund."

     Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name has been IAI Stock Fund, Inc., be renamed IAI Investment Funds VII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Growth and Income Fund", which name better reflects the investment objectives of the investment portfolio.

     Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series C common shares is referred to as "IAI Midcap Growth Fund."

     Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 28, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Regional Fund, Inc., be renamed IAI Investment Funds IV, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Regional Fund."

     Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Value Fund, Inc., be renamed IAI Investment Funds VIII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Value Fund."


MANAGEMENT AGREEMENT


     Effective April 1, 1996 (February 1, 1996 for Capital Appreciation Fund), each Fund entered into a new written agreement with IAI (the "Management Agreement"). Pursuant to the Management Agreement dated April 1, 1996 and last approved by the Board on November 4, 1997, IAI provides each Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for a Fund within the framework of such Fund's investment policies, subject to review by the directors of the Funds. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of a Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with a Fund's current Prospectus and Statement of Additional

Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by a Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by a Fund; (8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, each Fund has agreed to pay IAI an annual fee as a percentage of such Fund's average daily net assets as set forth below:

                                             CAPITAL APPRECIATION FUND
                                             -------------------------

                           Daily Net Assets                   Fee IAI Receives Annually
                           ----------------                   -------------------------

                           For the first $250 million                      1.40%
                           For the next $250 million                       1.35%
                           Above $500 million                              1.30%


                                      GROWTH FUND AND GROWTH AND INCOME FUND
                                      --------------------------------------

                           Daily Net Assets                   Fee IAI Receives Annually
                           ----------------                   -------------------------

                           For the first $100 million                      1.25%
                           For the next $150 million                       1.15%
                           For the next $250 million                       1.05%
                           Above $500 million                              1.00%


                        EMERGING GROWTH FUND, MIDCAP GROWTH FUND, VALUE FUND, REGIONAL FUND
                        -------------------------------------------------------------------

                           Daily Net Assets                   Fee IAI Receives Annually
                           ----------------                   -------------------------

                           For the first $250 million                      1.25%
                           For the next $250 million                       1.20%
                           Above $500 million                              1.10%


     Under the Management Agreement, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses, IAI has agreed to pay all of a Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse a Fund for the fees and expenses it pays to directors who are not "interested persons" of such Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.

     IAI has also voluntarily undertaken to pay all expenses of promoting the sale of Fund shares and may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of Fund shareholders and/or which perform services for shareholder accounts.

     The following table contains relevant information concerning fees each Fund paid under the Management Agreement for the fiscal year ended March 31.

          FUND                       NET ASSETS           MANAGEMENT FEE           WAIVER*
          ----                       ----------           --------------           -------

          Capital Appreciation
            1998                     $   65,954,745       $    882,553             $   7,120
            1997                     $   44,230,390       $    457,148             $  58,119**

          Emerging Growth
            1998                     $ 161,911,963        $ 4,225,381              $  39,273
            1997                     $ 387,105,076        $ 7,838,052              $  57,662

          Growth
            1998                     $   14,774,513       $    168,988             $    1,573
            1997                     $   11,746,813       $    198,592             $    1,400

          Growth and Income
            1998                     $   96,754,089       $ 1,272,892              $   11,790
            1997                     $   90,740,615       $ 1,095,339              $    7,506

          Midcap Growth
            1998                     $   82,604,831       $ 1,327,988              $  12,508
            1997                     $ 128,258,989        $ 1,731,272              $  12,079

          Regional
            1998                     $ 509,555,953        $ 6,500,728              $  62,115
            1997                     $ 498,178,473        $ 6,841,491              $  48,381

          Value
            1998                     $   26,739,125       $    353,321             $    3,301
            1997                     $   29,438,781       $    463,302             $    3,220
          --------------------------
         *    Resulting  from IAI's  reduction of its  Management  Fee in the amount  representing each Fund's pro rata payment of director's fees and expenses.
         **   Reflects  $3,278 in director's  fees and expenses  waiver
               and $54,841 in voluntary waived management fees.



     For the fiscal period from February 1, 1996 (commencement of operations) through March 31, 1996, Capital Appreciation Fund paid IAI $6,898 under the Management Agreement and IAI waived $828 pursuant to the fee waiver mentioned above.


PRIOR AGREEMENTS

     Effective March 31, 1996, the Investment Advisory Agreement and Administrative Agreement between each Fund (excluding Capital Appreciation Fund, which commenced operations February 1, 1996) and IAI were terminated and replaced by the Management Agreement described above. The services provided by IAI under each of these agreements are substantially similar in nature as those provided under the new Management Agreement.

     Under the Investment Advisory Agreements, Emerging Growth Fund, Midcap Growth Fund, Regional Fund, and Value Fund each paid IAI a monthly advisory fee calculated at an annual rate of .75% of the first $200 million of a Fund's average month-end net assets, .70% for the next $300,000,000 in net assets, and
 .65% for net assets above $500,000,000. Growth Fund and Growth and Income Fund had agreed to pay IAI a monthly advisory fee calculated at an annual rate of
 .75% of the first $100 million in average daily net assets, .65% for the next $100,000,000 in net assets, and .55% for net assets above $200,000,000.

     Advisory fees were paid by each Fund for the fiscal years (or periods) as follows:


                                               Fiscal Year Ended March 31, 1996
                                          --------------------------------------
           Fund
           ----
           Emerging Growth Fund                       $ 3,570,424
           Growth Fund                                $   154,947*
           Growth and Income Fund                     $   667,378
           Midcap Growth Fund                         $   774,726
           Regional Fund                              $ 3,945,330
           Value Fund                                 $   316,540
           -----------------------------
         * Pursuant  to  the  expense  limit  discussed   below,  IAI
           reimbursed $1,108 in advisory fees to Growth Fund.

     Each Fund's monthly payment of the advisory fee was suspended or reduced (and reimbursement made by IAI, if necessary) when it appeared that the amount of expenses would exceed such Fund's applicable expense limit (and after the monthly payment of the distribution fee has been reduced to zero), as set forth below.

ALLOCATION OF EXPENSES

     Prior to the termination of the Advisory and Administrative Agreements on March 31, 1996 (with the exception of Capital Appreciation Fund) as discussed above, each Fund paid all its other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, interest, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, fees to directors who are not "interested persons" of a Fund, distribution expenses pursuant to the Fund's Rule 12b-1 plan, insurance premiums, costs of attending investment conferences and such other costs which may be designated as extraordinary. Under the prior agreements, IAI reimbursed each Fund for expenses (other than brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses) which exceeded 1.25% per year of the average month-end net assets of a Fund (the "expense limit"). Certain state securities commissions may impose additional limitations on certain of a Fund's expenses, and IAI may be required by such state commissions to reimburse a Fund for expenses in excess of any limitations as a requirement to selling shares of such Fund in those states. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith, or negligence in the performance of its duties and obligations.

DURATION OF AGREEMENTS

     Each Management Agreement will terminate automatically in the event of its assignment. In addition, each Agreement is terminable at any time without penalty by the Board of Directors of a Fund or by vote of a majority of a Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to a Fund. Each Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of a Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

                                CUSTODIAL SERVICE

     The custodian for the Funds is Norwest Bank Minnesota, N.A. Norwest Center, Sixth and Marquette, Minneapolis, MN 55479. Norwest has entered into an agreement with Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York ("Morgan Stanley") which enables the Funds to utilize the subcustodian and depository network of Morgan Stanley.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     In effecting portfolio transactions on behalf of a Fund, IAI seeks the most favorable net price consistent with the best execution. Generally, a Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for such Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, a Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for a Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to a Fund from these commissions. Generally a Fund pays higher than the lowest commission rates available.

     IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by the managed fund investing in common stocks and managed accounts investing in common stocks would primarily benefit the fund and accounts.

     There is no formula for the allocation by IAI of each Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Although investment decisions for a Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to each Fund and such accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have detrimental effects on a Fund, as they may affect the price paid or received by a Fund or the size of the position obtainable by a Fund.


     Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of a Fund, or any other IAI Mutual Fund, as a factor in the selection of broker-dealers to execute the Fund's securities transactions.


     Brokerage commissions, listed below, were paid by each Fund for the fiscal years (or periods) ended March 31. During these periods, a percentage of commissions were paid to brokerage firms that provided research services to IAI, although the provision of such services was not necessarily a factor in the placement of all such business with such firms.

                                                                                  Percentage of
                                                                              Commissions to Brokers
    Fund                                     Amount of Commissions             Providing Research
    ----                                     ---------------------              ------------------
                                1998            1997            1996               1998
                                ----            ----            ----               ----

Capital Appreciation       $ 103,401       $    450,843     $     12,833           1.23%
Emerging Growth            $ 317,576       $  1,475,305     $    213,296           0.85%
Growth                     $  27,921       $     71,142     $     63,748           1.55%
Growth and Income          $  95,401       $    131,490     $    279,469           0.42%
Midcap Growth              $ 362,190       $    361,584     $    108,321           0.36%
Regional                   $ 647,569       $  1,684,845     $  1,116,117           2.02%
Value                      $  36,320       $    195,811     $    107,946           5.32%


                                  CAPITAL STOCK

CAPITAL APPRECIATION FUND

     IAI Capital  Appreciation  Fund is a separate  portfolio of IAI  Investment
Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series G common shares. The investment portfolio represented by such shares is referred to as IAI Capital Appreciation Fund. As of March 31, 1998, Capital Appreciation Fund had 3,671,893 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Capital Appreciation Fund beneficially owned more than 5% of the outstanding shares of Capital Appreciation Fund, except as set forth in the following table:

-----------------------------------------------------------------------------------
 Name and Address                            Number of              Percent of
  of Shareholder                              Shares                  Class
------------------------------------------------------------------------------------

Charles Schwab & Co. Inc.                   823,115.703               21.41%
SPL Custody A/C for Excl Benefit of Cust.
Attn: Mutual Funds Dept-Cap App Reim
101 Montgomery Street
San Francisco, CA 94104

Marquette Trust Company as TTEE             207,725.645                5.40%
fbo Investment Advisers, Inc.
Profit Sharing & Pension Plan
PO Box 1000
Minneapolis, MN 55480-1000

     In addition, as of July 1, 1998, Capital Appreciation Fund's officers and directors as a group owned less than 1% of Capital Appreciation Fund's outstanding shares.

EMERGING GROWTH FUND

     IAI Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares, the investment portfolio represented by such shares is referred to as IAI Emerging Growth Fund. As of March 31, 1998, Emerging Growth Fund had 8,942,643 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Emerging Growth Fund beneficially owned more than 5% of the outstanding shares of Emerging Growth Fund, except as set forth in the following table:

-----------------------------------------------------------------------------------
 Name and Address                            Number of                  Percent of
  of Shareholder                               Shares                      Class
-----------------------------------------------------------------------------------

Perkin-Elmer Master Trust                   1,059,081.727                  12.56%
State Street Bank & Trust Co TTEE
PO Box 1992
Boston, MA 02105-1992

Corestate Bank MA                           1,045,390.509                  12.40%
fbo DSC Communications
PO Box 7829
Philadelphia, PA 19101

US Bank MA Custodian                          635,206.000                   7.54%
fbo Polaris Industries LP 401(k)
Retirement Plan AC 31201353
PO Box 64010
St. Paul, MN 55164-0010

Mid-South Transportation Mgmt.                608,275.440                   7.22%
Retirement Plan
Attn:  Mrs. Rosa Mahler
1370 Levee Road
Memphis, TN 38108

Charles Schwab & Co. Inc.                     734,558.402                   8.71%
SPL Custody A/C for Exc. Bnft of Cust.
Attn:  Mutual Funds Dept. - EMG Reim
101 Montgomery St
San Francisco, CA 94104

     In addition, as of July 1, 1998, Emerging Growth Fund's officers and directors as a group owned less than 1% of Emerging Growth Fund's outstanding shares.

GROWTH FUND

     IAI Growth Fund is a separate portfolio of IAI Investment Funds II, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds II, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds II, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth Fund. As of March 31, 1998, the Fund had 1,213,638 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Growth Fund, beneficially owned more than 5% of the outstanding shares of Growth Fund, except as set forth in the following table:

------------------------------------------------------------------------------------
 Name and Address                            Number of                  Percent of
  of Shareholder                               Shares                      Class
------------------------------------------------------------------------------------

Resources Trust Co.                         146,068.249                     10.51%
fbo Customers of Ian
8051 E. Maplewood
Englewood, CO 80111

     In addition, as of July 1, 1998, Growth Fund's officers and directors as a group owned less than 1% of Growth Fund's outstanding shares.


GROWTH AND INCOME FUND

     IAI Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VII, Inc., has authorized 10,000,000,000 shares of $.10 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth and Income Fund. As of March 31, 1998, the Fund had 4,905,292 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Growth and Income Fund, beneficially owned more than 5% of the outstanding shares of Growth and Income Fund, except as set forth in the following table:

-----------------------------------------------------------------------------------
 Name and Address                   Number of                          Percent of
  of Shareholder                     Shares                              Class
-----------------------------------------------------------------------------------

Minneapolis Local 386 Acct #A        282,058.952                         5.50%
Drywall Finishing Industry PNS FD
Attn:  Al Gibney
312 Central Ave, Ste 346
Minneapolis, MN 55414


     In addition, as of July 1, 1998, Growth and Income Fund's officers and directors as a group owned approximately 180,763 shares, representing 3.53% of Growth and Income Fund's outstanding shares.

MIDCAP GROWTH FUND

     IAI Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series C common shares, the investment portfolio represented by such shares is referred to as IAI Midcap Growth Fund. As of March 31, 1998, Midcap Growth Fund had 5,190,944 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Midcap Growth Fund beneficially owned more than 5% of the outstanding shares of Midcap Growth Fund, except as set forth in the following table:

-----------------------------------------------------------------------------------
Name and Address                               Number of              Percent of
  of Shareholder                                Shares                  Class
----------------------------------------------------------------------------------

Charles Schwab & Co., Inc.                    577,261.437               13.52%
SPL Custody A/C for Exc, Bnft of Cust.
Attn:  Mutual Funds Department - MCP Reim.
101 Montgomery Street
San Francisco, CA 94104


     In addition, as of July 1, 1998 Midcap Growth Fund's officers and directors as a group owned less than 1% of Midcap Growth Fund's outstanding shares.

REGIONAL FUND

     IAI Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds IV, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds IV, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Regional Fund. As of March 31, 1998, Regional Fund had 19,334,434 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Regional Fund, beneficially owned more than 5% of the outstanding shares of Regional Fund, except as set forth in the following table:

-------------------------------------------------------------------------------------
 Name and Address                         Number of                     Percent of
  of Shareholder                            Shares                        Class
-------------------------------------------------------------------------------------

Charles Schwab & Co., Inc.                 1,642,068.147                    8.11%
SPL Custody A/C for Exc. Bnft of Cust.
Attn:  Mutual Funds Department - REG REIN
101 Montgomery Street
San Francisco, CA  94104


     As of July 1, 1998, Regional Fund's officers and directors as a group owned less than 1% of Regional Fund's outstanding shares.


VALUE FUND

     IAI Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc. a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VIII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VIII, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Value Fund. As of March 31, 1998, Value Fund had 2,103,535 shares outstanding.

     As of June 30, 1998, no person held of record or, to the knowledge of Value Fund, beneficially owned more than 5% of the outstanding shares of Value Fund, except as set forth in the following table:

------------------------------------------------------------------------------------
 Name and Address                          Number of                 Percent of
  of  Shareholder                           Shares                     Class
------------------------------------------------------------------------------------

Charles Schwab & Co., Inc.                  210,913.302                 11.42%
SPL Custody A/C for Excl Bnft. of Cust.
Attn:  Mutual Funds Department - VALUE REIN
101 Montgomery Street
San Francisco, CA 94104

     As of July 1, 1998, Value Fund's officers and directors as a group owned less than 1% of Value Fund's outstanding shares.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The portfolio securities in which each Fund invests fluctuate in value, and hence, for each Fund, the net asset value per share also fluctuates.


     The net asset value per share of a Fund is determined once daily normally as of the close of trading on the New York Stock Exchange, normally 3:00 p.m. Central time, on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



     On March 31, 1998, each Fund's net asset value and public offering price per share were calculated as follows:

         Capital Appreciation Fund
         -------------------------

         NAV = Net Assets ($65,954,745)               =  $17.96
               ------------------------------
               Shares Outstanding (3,671,893)


         Emerging Growth Fund
         --------------------

         NAV = Net Assets ($161,911,963)            =    $18.11
               -----------------------------
               Shares Outstanding (8,942,643)


         Growth Fund
         -----------

         NAV = Net Assets ($14,774,513)             =    $12.17
               -------------------------------
               Shares Outstanding (1,213,638)


         Growth and Income Fund
         ----------------------

         NAV = Net Assets ($96,754,089)            =    $19.72
               --------------------------------
               Shares Outstanding (4,905,292)


        Midcap Growth Fund
        ------------------

         NAV = Net Assets ($82,604,831)             =   $15.91
               --------------------------------
               Shares Outstanding (5,190,944)


         Regional Fund
         -------------

         NAV = Net Assets ($509,555,953)           =    $26.35
               --------------------------------
               Shares Outstanding (19,334,434)


         Value Fund
         ----------

         NAV = Net Assets ($26,739,125)             =   $12.71
               ---------------------------------
               Shares Outstanding (2,103,535)

     Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.



                        PURCHASES AND REDEMPTIONS IN KIND

     In extraordinary circumstances, Fund shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if the market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, Fund shares may be redeemed in exchange for readily marketable securities held by a Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.


                                   TAX STATUS

     The tax status of the Funds and distributions of the Funds are summarized in the Prospectus under "Dividends, Distributions and Tax Status."

     Under the Internal Revenue Code of 1986, as amended (the "Code"), individual shareholders may not exclude any amount of distributions from a Fund's gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of a Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of each Fund may derive from sources other than dividends from domestic corporations, a portion of each Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions generally will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

     Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, each Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.


     If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to a Fund shareholder if, as is usually the case, Fund shares are a capital asset in the hands of a Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

     Under the Code, each Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is each Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

     Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of a Fund's assets to be invested in various countries is not known. Any amount of taxes paid by a Fund to foreign countries will reduce the amount of income available to a Fund for distributions to shareholders.

     The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of each Fund's Prospectus and this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of a Fund.


                        LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds II, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds VI, Inc., IAI
Investment Funds VII, Inc., and IAI Investment Funds VIII, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              FINANCIAL STATEMENTS

     The audited financial statements, included as part of the Funds' 1998 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Funds at no charge.

                                     PART C

Item 24. Financial Statements and Exhibits
------------------------------------------

         (a)      Financial Statements (1)

         (b)      Exhibits

                  (1)      Articles of Incorporation (4)

                  (2)      Bylaws (4)

                  (4)      Specimen Copy of Share Certificate for
                           Series A Common Stock (4)

                  (5)      Management Agreement (2)

                  (6A)     Dealer Sales Agreement (2)
                  (6B)     Shareholder Services Agreement (2)
                  (6C)     Shareholder Services Agreement

                  (8)      Custodian Agreement (4)

                  (10)     Opinion and Consent of Counsel (4)

                  (11)     Consent of Independent Auditors

                  (13)     Letter of Investment Intent (4)

                  (99)     Annual Report (3)


     (1) Incorporated by reference in Part B of the Registration Statement

     (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.


     (3) Incorporated by reference to the Annual Report filed electronically on Form N-30D on June 1, 1998.


     (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on July 25, 1996.


Item 25. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

         Not applicable.


Item 26. Number of Holders of Securities.
-----------------------------------------

                                                                                     Number of Record Holders
Portfolio                                 Title of Class                                as of June 30, 1998
---------                                 --------------                               ---------------------

IAI Growth Fund                       Common Stock (Series A)                                   704


Item 27. Indemnification.
-------------------------

     Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.


Item 28. Business and Other Connections of Investment Adviser.
--------------------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

     The officers and directors of IAI and their titles are as follows:

     Name                                                     Title
     ----                                                     -----

Iain D. Cheyne                                                Chairman/Director
Stephen C. Coleman                                            Senior Vice President
Roy C. Gillson                                                Chief Investment Officer
Larry Ray Hill                                                Executive Vice President
Irving Philip Knelman                                         Chief Executive Officer/Director
Kevin McKendry                                                Director
Peter Phillips                                                Director
James S. Sorenson                                             Senior Vice President
R. David Spreng                                               Senior Vice President
Christopher John Smith                                        Senior Vice President/Secretary



     All of such persons have been affiliated with IAI for more than two years.


     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.


     The address of the officers and directors of IAI is that of IAI, which is 601 Second Avenue South, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                                                          Title
----                                                          -----

Roy C. Gillson                                                Chief Investment Officer/Director
Iain D. Cheyne                                                Director
Irving Philip Knelman                                         Director
Hilary Fane                                                   Deputy Chief Investment Officer/Director
Feidhlim O'Broin                                              Associate Director


     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The officers and directors of IAI Trust Company and their titles are as follows:

Name                                                          Title
----                                                          -----
Christopher J. Smith                                          Director/President
Susan J. Haedt                                                Vice President/Director
Darcy Kent                                                    Supervisor of Trust Services
Steven G. Lentz                                               Secretary/Director
Holly Hardy                                                   Director


Item 29.  Principal Underwriters
--------  ----------------------

         (a)      Not applicable.

         (b)      Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

     The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 601 Second Avenue South, Minneapolis, Minnesota 55402.


Item 31. Management Services.
-----------------------------

         Not applicable.

Item 32. Undertakings.
----------------------

         (a)  Not applicable.

         (b) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 20th day of July 1998.



                                     IAI INVESTMENT FUNDS II, INC.
                                     (Registrant)



                                     By  /s/ Irving P. Knelman
                                         -------------------------------
                                         Irving P. Knelman, President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Irving P. Knelman                      President (principal                July 20, 1998
---------------------------------          executive officer) & Director
Irving P. Knelman

/s/ Susan J. Haedt                         Treasurer (principal                July 20, 1998
---------------------------------          financial and accounting
Susan J. Haedt                             officer)


Madeline Betsch (1)                                 Director


W. William Hodgson (1)                              Director


George R. Long (1)                                  Director


J. Peter Thompson (1)                               Director


Charles H. Withers (1)                              Director




/s/ William C. Joas                                 July 20, 1998
---------------------------------
William C. Joas,
Attorney-in-fact


     (1) Registrant's directors executing Powers of Attorney dated August 18, 1993.

                                  EXHIBIT INDEX


Exhibit No.       Exhibit Description                 Sequential Page No.
-----------       -------------------                 -------------------

6C                Shareholder Service Agreement
11                Consent of Independent Auditors